UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Investment Trust

Quarterly Portfolio Holdings

3.31.2011

John Hancock Collateral Investment Trust
As of 3-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 2.18%			$158,626,158
(Cost $158,591,965)
BMW Vehicle Lease Trust, Series 2009-1, Class A3
03/15/12	2.910	$1,773,828	1,782,355
BMW Vehicle Lease Trust, Series 2010-1, Class A1
10/17/11	0.298	3,634,328	3,635,030
CNH Equipment Trust, Series 2010-B, Class A1
09/02/11	0.576	5,927,330	5,927,710
CNH Equipment Trust, Series 2010-C, Class A1
12/09/11	0.427	16,327,077	16,328,413
Ford Credit Auto Owner Trust, Series 2011-A, Class A1 (S)
02/15/12	0.289	33,609,343	33,609,706
Honda Auto Receivables Owner Trust, Series 2010-3, Class A1
10/21/11	0.310	28,425,940	28,423,424
Hyundai Auto Receivables Trust, Series 2010-B, Class A1
09/15/11	0.371	2,694,182	2,694,528
Hyundai Auto Receivables Trust, Series 2011-A, Class A1
02/15/12	0.318	43,459,060	43,484,866
Nissan Auto Lease Trust, Series 2010-B, Class A1
11/15/11	0.317	15,914,762	15,921,470
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A1
10/17/11	0.356	6,815,980	6,818,656

Commercial Paper 39.93%			$2,894,666,339
(Cost $2,894,746,151)
ANZ National International Ltd.
06/02/11	0.360	$75,000,000	74,974,500
Australia & New Zealand Banking Group, Ltd.
05/09/11 to 11/08/11	0.330 to 0.332	141,555,000	141,266,336
Bank of America Corp.
04/04/11	0.130	20,000,000	19,999,783
Bank of Montreal
04/01/11	0.010	98,000,000	98,000,000
Bank of Nova Scotia
04/01/11	0.090	17,000,000	17,000,000
Barclays U.S. Funding LLC
04/04/11	0.100	220,000,000	219,998,167
BNP Paribas Finance, Inc.
04/01/11 to 04/04/11	0.040 to 0.230	112,000,000	111,999,880
CAFCO LLC
04/11/11	0.200	13,000,000	12,999,220
Caterpillar Financial Services Corp.
04/01/11	0.160	240,000,000	239,997,600
Deutsche Bank Financial LLC
08/05/11 to 10/06/11	0.390 to 0.460	80,000,000	79,870,700
Falcon Asset Securitization Company LLC
04/04/11 to 06/27/11	0.140 to 0.260	219,928,000	219,894,601

1

John Hancock Collateral Investment Trust
As of 3-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)
Govco LLC
04/07/11 to 06/16/11	0.210 to 0.390	$370,000,000	$369,916,600
International Business Machines Corp.
04/07/11	0.110	50,000,000	49,998,000
Jupiter Securitization Company LLC
04/05/11 to 06/20/11	0.160 to 0.240	158,400,000	158,371,168
Nestle Capital Corp.
04/01/11	0.020	6,000,000	6,000,000
Old Line Funding LLC
04/04/11 to 06/27/11	0.240 to 0.250	227,285,000	227,199,744
PepsiCo, Inc.
04/14/11	0.160	30,000,000	29,997,900
Rabobank USA Financial Corp.
08/03/11	0.360	100,000,000	99,917,000
Sanofi-Aventis SA
10/14/11	0.370	37,700,000	37,613,290
Societe Generale North America, Inc.
08/05/11	0.500	50,000,000	49,938,500
Starbird Funding Corp.
04/01/11 to 04/27/11	0.240	125,000,000	124,990,250
State Street Corp.
04/25/11 to 07/11/11	0.280 to 0.320	175,000,000	174,908,000
The Coca-Cola Company
04/06/11	0.150	80,000,000	79,997,600
Toyota Motor Credit Corp.
06/01/11 to 09/13/11	0.340 to 0.380	250,000,000	249,817,500

Corporate Interest-Bearing Obligations 50.92%			$3,691,505,664
(Cost $3,692,538,692)
American Honda Finance Corp.(P)(S)
06/20/11 to 02/07/12	0.361 to 2.657	$232,735,000	232,856,580
American Honda Finance Corp. (P)
05/26/11	0.361	100,000,000	100,023,200
AT&T Mobility LLC
12/15/11	6.500	43,855,000	45,652,485
Australia & New Zealand Banking Group, Ltd. (P)(S)
10/21/11	0.603	63,500,000	63,604,902
Bank of America Corp.
08/15/11	5.375	7,800,000	7,932,491
Bank of Montreal (P)
10/27/11	0.338	122,800,000	122,786,329
Bank of Montreal
04/18/11	0.220	25,000,000	25,000,000
Bank of Nova Scotia(P)
12/08/11 to 01/05/12	0.350 to 0.390	200,000,000	200,270,300
Bank of Tokyo-Mitsubishi UFJ Ltd.
01/24/12	0.650	100,000,000	100,074,000

2

John Hancock Collateral Investment Trust
As of 3-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)
BellSouth Corp.
10/15/11	6.000	$3,966,000	$4,078,888
Canadian Imperial Bank of Commerce (P)
06/10/11	0.230	50,000,000	49,995,500
Caterpillar Financial Services Corp.
10/12/11 to 02/15/12	5.125 to 5.750	71,134,000	73,651,095
Caterpillar Financial Services Corp. (P)
06/24/11	1.059	40,385,000	40,458,339
CIBC Capital Funding IV LP (P)(S)
01/31/12	0.444	81,000,000	80,488,728
Credit Suisse USA, Inc.
11/15/11 to 01/15/12	6.125 to 6.500	91,638,000	95,452,990
Credit Suisse USA, Inc. (P)
08/16/11	0.514	81,150,000	81,208,753
General Electric Capital Corp.
02/15/12 to 04/10/12	5.000 to 5.875	50,219,000	52,528,354
General Electric Capital Corp.(P)
04/28/11 to 11/21/11	0.383 to 0.659	124,466,000	124,533,841
International Business Machines Corp.(P)
07/28/11 to 11/04/11	0.351 to 0.884	8,600,000	8,612,674
John Deere Capital Corp.
10/17/11	5.400	38,675,000	39,719,264
John Deere Capital Corp. (P)
06/10/11	1.060	48,220,000	48,294,307
JPMorgan Chase & Company
06/01/11 to 06/16/11	4.850 to 5.600	49,781,000	50,202,494
JPMorgan Chase & Company(P)
05/16/11 to 02/22/12	0.403 to 0.434	50,285,000	50,294,340
Merrill Lynch & Company, Inc. (P)
07/25/11	0.503	39,510,000	39,516,717
Morgan Stanley
04/15/11	6.750	121,879,000	122,080,953
National Australia Bank (P)
01/12/12	0.346	160,000,000	159,939,040
National Australia Bank, Ltd. (P)
12/01/11	0.330	45,000,000	44,984,970
PepsiCo, Inc. (P)
07/15/11	0.333	20,000,000	20,004,920
Pfizer, Inc.
03/15/12	4.450	46,613,000	48,338,800
Procter & Gamble International Funding SCA
08/26/11	1.350	10,000,000	10,057,310
Rabobank Nederland NV(P)(S)
08/05/11 to 10/17/11	0.355 to 0.511	19,200,000	19,210,894
Rabobank Nederland NV(P)
04/02/12 to 04/24/12	0.343 to 0.344	125,000,000	124,937,250

3

John Hancock Collateral Investment Trust
As of 3-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)
Royal Bank of Canada (P)
12/02/11	0.380	$80,000,000	$79,973,600
Sanofi-Aventis SA (P)
03/28/12	0.358	150,000,000	150,000,000
Societe Generale(P)
04/26/11 to 03/01/12	0.403 to 0.861	300,000,000	299,913,800
The Goldman Sachs Group, Inc.(P)
08/05/11 to 10/07/11	0.531 to 0.702	50,950,000	51,026,914
Toyota Motor Credit Corp.
05/18/11	5.450	8,240,000	8,292,538
Toyota Motor Credit Corp. (P)
12/14/11	0.380	50,000,000	49,989,650
UBS AG (P)
02/23/12	1.413	111,100,000	111,987,578
Wachovia Corp.
10/15/11	5.300	5,000,000	5,125,380
Wachovia Corp.(P)
10/15/11 to 03/01/12	0.433 to 0.461	163,774,000	163,921,269
Wells Fargo & Company
08/26/11	5.300	10,000,000	10,189,450
Wells Fargo & Company (P)
01/24/12	0.393	134,530,000	134,597,803
Westpac Banking Corp.(P)(S)
04/19/11 to 10/21/11	0.443 to 0.603	148,555,000	148,696,966
Westpac Banking Corp.(P)
11/03/11 to 04/04/12	0.310 to 0.557	191,000,000	191,000,008

U.S. Government & Agency Obligations 7.96%			$576,954,566
(Cost $576,099,358)
Bank of America Corp. (J)(P)
06/22/12	0.509	$41,000,000	41,132,840
Citibank NA(J)(P)
07/12/11 to 11/15/12	0.303 to 0.341	143,445,000	143,583,058
Citigroup Funding, Inc. (J)(P)
03/30/12	0.607	13,000,000	13,037,921
Citigroup, Inc. (J)(P)
12/09/11	1.059	22,340,000	22,473,169
Federal Home Loan Bank
11/15/11 to 04/27/12	0.340 to 0.500	125,000,000	125,003,600
General Electric Capital Corp. (J)(P)
03/12/12	0.510	10,000,000	10,033,670
JPMorgan Chase & Company(J)(P)
06/15/12 to 12/26/12	0.540 to 0.559	53,000,000	53,236,242
Morgan Stanley(J)(P)
02/10/12 to 06/20/12	0.510 to 0.659	55,000,000	55,207,281
PNC Funding Corp. (J)(P)
04/01/12	0.505	10,000,000	10,027,650

4

John Hancock Collateral Investment Trust
As of 3-31-11 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

U.S. Government & Agency Obligations (continued)
State Street Bank & Trust Company (J)(P)
09/15/11	0.510	$10,000,000	$10,013,820
The Goldman Sachs Group, Inc.(J)(P)
11/09/11 to 03/15/12	0.510 to 0.562	36,000,000	36,072,900
The Huntington National Bank (J)(P)
06/01/12	0.711	18,000,000	18,082,134
U.S. Central Federal Credit Union (K)(P)
10/19/11	0.303	23,000,000	23,001,127
Union Bank NA (J)(P)
03/16/12	0.509	6,000,000	6,012,354
Wells Fargo & Company (J)(P)
06/15/12	0.530	10,000,000	10,036,800

		Par value	Value

Short-Term Investments 0.01%			$364,000
(Cost $364,000)

Repurchase Agreement 0.01%			364,000

Repurchase Agreement with State Street Corp. dated 3-31-11 at
0.010% to be repurchased at $364,000 on 4-1-11, collateralized by
$375,000 U.S. Treasury Notes, 0.625% due 12-31-12 (valued at
$375,000, including interest)		364,000	364,000

Total investments (Cost $7,322,340,166)† 101.00%			$7,322,116,727

Other assets and liabilities, net (1.00%)			($72,646,557)

Total net assets 100.00%			$7,249,470,170

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(K) This security is issued under the Temporary Corporate Credit Union Liquidity Guarantee Program and are insured by the National Credit Union Administration until the earlier of the maturity date or 6-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 3-31-11, the aggregate cost of investment securities for federal income tax purposes was $7,322,340,166. Net unrealized depreciation aggregated $223,439 of which $1,578,032 related to appreciated investment securities and $1,801,471 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended March 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

6

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:
/s/Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date: May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Barry H. Evans
Barry H. Evans
President and Chief Executive Officer

Date:	May 18, 2011

By:
/s/Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2011